UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   601 Union Street, Suite 3900
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew C. Rudolf
Title:     Managing Director
Phone No.: 206-447-6200

Signature, Place, and Date of Signing:

Matthew C. Rudolf          Seattle, Washington            May 15, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      91

Form 13F Information Table Value Total:      $168,178


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- -------- ---------- ----------------- ---------- -------- --------------------
                                                      VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER     TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------------------- --------------- -------- --------- -------- --- ---- ---------- -------- ------ ------ ------
3COM CORP                         COM      885535104      611   100000  SH          Sole             100000
ABBOTT LABS                       COM      002824100      210     4000  SH          Sole               4000
ABITIBI-CONSOLIDATED INC          COM      003924107     1408   157400  SH          Sole             157400
ADAPTEC INC COM                   COM      00651F108     1844   137900  SH          Sole             137900
ADELPHIA COMMUNICATIONS CORP      COM      00684810      4932   331000  SH          Sole             331000
ALBANY INTL CORP CL A             COM      012348108     2020    66653  SH          Sole              66653
ALLSTATE CORP                     COM      020002101      472    12500  SH          Sole              12500
ALUMINUM CO AMER                  COM      022249106     3208    85000  SH          Sole              85000
AMDOCS LTD                        COM      G0260210       800    30000  SH          Sole              30000
AMERICAN RETIREMENT 5.75 10/1/02  SDCV     028913aa9     1428  2100000  PRN         Sole            2100000
AMGEN INC COM                     COM      031162100     9327   156280  SH          Sole             156280
AOL TIME WARNER Inc.              COM      00184A10      4709   199100  SH          Sole             199100
ARV ASSISTED LIVING               COM      00204C107     1892   950800  SH          Sole             950800
AUSPEX SYSTEMS INC                COM      52116100       741   592800  SH          Sole             592800
BARRICK GOLD CORP                 COM      067901108     3248   175000  SH          Sole             175000
BOEING CO COM                     COM      097023105     1636    33903  SH          Sole              33903
BURLINGTON RES INC COM            COM      122014103     2888    72050  SH          Sole              72050
C P CLARE CORP COM                COM      18002R100       99    27175  SH          Sole              27175
CARDIMA INC.                      COM      14147M106      185   100000  SH          Sole             100000
CENTEX CORP                       COM      152312104     1039    20000  SH          Sole              20000
CISCO SYS INC COM                 COM      17275R102      877    51800  SH          Sole              51800
CITIGROUP INC                     COM      172967101      574    11600  SH          Sole              11600
COMPUTER TASK GROUP               COM      20547710        87    15000  SH          Sole              15000
CORIXA CORP                       COM      21887F100     1262   204500  SH          Sole             204500
COSTCO COMPANIES INC COM          COM      22160Q102     4434   111350  SH          Sole             111350
COST-U-LESS INC                   COM      221492101      115    65900  SH          Sole              65900
DETREX CORP                       COM      250685104     1119   211170  SH          Sole             211170
DIME TRACKING WARRANTS            *W EXP   25429Q110        3    21000  SH          Sole              21000
DU PONT E I DE NEMOURS            COM      263534109      707    15000  SH          Sole              15000
E M C CORP MASS COM               COM      268648102      935    78474  SH          Sole              78474
EMERITUS CORP 6.25% 1/1/06        SDCV144  291005aa4     3391  8425000  PRN         Sole            8425000
EQUITY RESIDENT PPTYS SH BEN INT  COM      29476L107     1816    63175  SH          Sole              63175
ERICSSON L M TEL CO               ADR CL B 294482130       42    10000  SH          Sole              10000
FLOW INTERNATIONAL Corp.          COM      343468104      152    15500  SH          Sole              15500
FRISCO BAY INDS LTD               COM      358751105     1209   211450  SH          Sole             211450
GENERAL ELEC CO COM               COM      369604103     2783    74300  SH          Sole              74300
GLAXOSMITHKLINE PLC               SPONSOR  37733W105      218     4641  SH          Sole               4641
GP STRATEGIES CORP                COM      36225V104       98    25000  SH          Sole              25000
GRUPPO TRANS MARITIMA MEXICANA    ADR SER  893868208     5094   465200  SH          Sole             465200
HASBRO INC                        COM      418056107      696    44000  SH          Sole              44000
HCA INC                           COM      40411910      1061    24075  SH          Sole              24075
HELMERICH & PAYNE INC             COM      423452101      601    15000  SH          Sole              15000
HRPT PROPERTIES TRUST             COM SH   40426W10       140    15600  SH          Sole              15600
HUGOTON RTY TR TEX                UNIT BE  444717102     3020   252100  SH          Sole             252100
INCYTE PHARMACEUTICALS COM        COM      45337C102     1190   100000  SH          Sole             100000
INNOVATIVE GAMING CORP OF AMER    COM      45764F107       62   177200  SH          Sole             177200
INPUT/OUTPUT INC                  COM      457652105      369    40500  SH          Sole              40500
ISIS PHARMACEUTICALS INC          COM      464330109      878    54600  SH          Sole              54600
JNI CORPORATION                   COM      46622G10       557    78300  SH          Sole              78300
MAGNUM HUNTER RESOURCES INC       COM      55972F203     2662   340900  SH          Sole             340900
MERCK & CO INC COM                COM      589331107     4779    83000  SH          Sole              83000
MICROSOFT CORP COM                COM      594918104    37325   618883  SH          Sole             618883
NASDAQ 100 TRUST                  UNIT SE  631100104     2525    70012  SH          Sole              70012
NEOTHERAPEUTICS INC               COM      640656104     2427  1488900  SH          Sole            1488900
NEW CENTURY EQUITY HOLDINGS, Inc. COM      64353J107      176   228800  SH          Sole             228800
NEWMONT MINING CORP COM           COM      651639106     4120   148800  SH          Sole             148800
ONVIA COM INC                     COM      68338T10        53    83900  SH          Sole              83900
ORASURE TECHNOLOGIES INC          COM      68554V108     2116   349700  SH          Sole             349700
PERINI CORP COM                   COM      713839108       64    11200  SH          Sole              11200
PLUM CREEK TIMBER CO LP           COM      729251108     2194    73850  SH          Sole              73850
PRUDENTIAL FINANCIAL, INC.        COM      744320102      245     7900  SH          Sole               7900
PUTNAM MASTR INTR INCM            SH BEN   746909100     1112   181450  SH          Sole             181450
QUIPP INC COM                     COM      748802105      849    62281  SH          Sole              62281
RATEEXCHANGE                      COM      75409110        27    75000  SH          Sole              75000
RAYTHEON CO                       COM NEW  75511150      1232    30000  SH          Sole              30000
RIMAGE CORP                       COM      766721104      202    24050  SH          Sole              24050
RITE AID CORP                     COM      767754104     2249   650000  SH          Sole             650000
ROXIO, Inc.                       COM      780008108      454    20000  SH          Sole              20000
ROYCE MICRO-CAP TR INC COM        COM      780915104     1124    93339  SH          Sole              93339
ROYCE VALUE TR INC COM            COM      780910105     1274    70969  SH          Sole              70969
S&P DEPOSITARY RECEIPTS (SPDR)    UNIT SE  78462F103     4582    40008  SH          Sole              40008
SCHWAB CHARLES CP NEW             COM      808513105     1237    94500  SH          Sole              94500
SCIOS INC COM                     COM      808905103      263     9098  SH          Sole               9098
SONOSITE INC                      COM      83568G10      3480   179367  SH          Sole             179367
TEGAL CORP                        COM      879008100      222   185000  SH          Sole             185000
TOUCH AMERICA HOLDINGS Inc.       COM      891539108       95    25000  SH          Sole              25000
TRIARC COS INC CL A               COM      895927101     1980    71208  SH          Sole              71208
TRINITY INDUSTRIES, INC.          COM      896522109      827    34000  SH          Sole              34000
TRIPATH IMAGING INC               COM      89694210        79    13700  SH          Sole              13700
TRIQUINT SEMICONDUCTOR            COM      89674K103      540    45000  SH          Sole              45000
TYCO INTL LTD NEW                 COM      902124106     1962    60700  SH          Sole              60700
UNISYS CORP COM                   COM      909214108     2741   217040  SH          Sole             217040
US BANCORP DEL COM                COM      902973106      351    15547  SH          Sole              15547
USX-U S STL COM                   COM      90337T101      744    41000  SH          Sole              41000
VAN KAMPEN NY QUALITY MUN T       COM      920922101      197    12700  SH          Sole              12700
VERAMARK TECHNOLOGOES INC         COM      923351100      443   575000  SH          Sole             575000
VOLT INFORMATION SCIENCES INC     COM      928703107      609    32658  SH          Sole              32658
WASHINGTON MUT INC COM            COM      939322103     2709    81777  SH          Sole              81777
WORLDCOM INC GA                   COM      98157d106     1265   187700  SH          Sole             187700
WYETH                             COM      983024100      315     4800  SH          Sole               4800
ZWEIG TOTAL RETURN FUND INC       COM      98983710       141    19900  SH          Sole              19900